Sales revenues	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Sales revenues
8.	Sales revenues
8.1. Revenues from contracts with customers
As an integrated energy company, revenues from contracts with customers derive from different products sold by the Company’s operating segments, taking into consideration specific characteristics of the markets where they operate. For additional information about the operating segments of the Company, its activities and its respective products sold, see note 12.
The determination of transaction prices derives from methodologies and policies based on the parameters of these markets, reflecting operating risks, level of market share, changes in exchange rates and international commodity prices, including Brent oil prices, oil products such as diesel and gasoline, and the Henry Hub Index.
Revenues from sales are recognized at the moment the control is transferred to the client, that occurs upon delivery at the contractual agreed place or when the service is provided. Generally, prices for products and services are fixed prior to or shortly after delivery. Therefore, no significant changes in transactions prices are expected to be recognized in periods after the satisfaction of the performance obligations, except for some exports in which final prices are linked to changes in commodity price after their transfer of control. Sales proceeds are generally collected in the short-term, thus there are no significant financing components.

In addition, the Company acts as an agent in the biofuel business, where there is no control of the biodiesel purchased from the producers and sold to distributors at any time during the sale operation. Those revenues totaled
 US$
46
in 2019.

8.2. Net sales revenues

	2019	2018 Reclassifed	2017 Reclassifed
Diesel	23,007	23,450	19,642
Diesel subsidy	—	1,415	—
Gasoline	9,810	11,690	12,231
Liquefied petroleum gas	4,159	4,490	3,999
Jet fuel	3,832	4,208	3,264
Naphtha	1,669	2,455	2,637
Fuel oil (including bunker fuel)	1,026	1,233	1,419
Other oil products	3,410	3,769	3,258

Subtotal oil products	46,913	52,710	46,450

Natural gas	5,929	5,425	5,001
Renewables and nitrogen products	245	366	3,498
Breakage	645	687	—
Electricity	1,322	2,027	3,616
Services, agency and others	940	1,370	1,223

Domestic market	55,994	62,585	59,788

Exports	18,085	15,413	12,677
Sales abroad (*)	2,510	6,640	5,419

Foreign market	20,595	22,053	18,096

Sales revenues	76,589	84,638	77,884

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.
Following the reduction of the investment in BR Distribuidora on July 25, 2019, this company became a non-consolidated
entity. Hence, sales to this associate represent more than
10
% of the Company sales revenues, mainly associated with the refining, transportation and marketing segment.
8.3. Remaining performance obligations
The company has current sales contracts with original expected duration of more than 1 year, in which volumes of goods or services for future sales are determined with their respective payment terms.
The estimated remaining values of these contracts at the end of 2019 presented below are based on volumes of goods and services for future sales, as well as prices prevailing at December 31, 2019 or practiced in recent sales when they reflect the more directly observable information:

	Total	Expected recognition within 1 year
Domestic market
Gasoline	3,853	3,853
Diesel	6,538	6,538
Natural gas	15,929	4,714
Services and others	5,722	1,542
Naphtha	3,722	3,722
Electricity	4,286	718
Other oil products	45	45
Jet fuel	943	943
Foreign market
Exports	18,465	2,655
Sales abroad	—	—

Total	59,503	24,730

The revenues will be recognized once goods are transferred and services are provided to the customers and their measurement and timing of recognition will be subject to future demands, changes in commodities prices, exchange rates and other market factors.

The table above does not include information on contracts with original expected duration of one year or less, such as spot-market contracts, variable considerations which are constrained, and information on contracts only establishing general terms and conditions (Master Agreements), for which volumes and prices will only be defined in subsequent contracts.
In addition, electricity sales are manly driven by demands to generate electricity from thermoelectric power plants, according the Brazilian National Electric System Operator
(ONS) requests. These requests are substantially affected by Brazilian hydrological conditions, thus, the table above presents fixed amounts representing sales of certified capacity in accordance with the installed capacity of the Company.
8.4. Contract liabilities
The balance of contract liabilities carried on the statement of financial position at December 31, 2019 amounted to US$ 128 (US$ 245 at December 31, 2018). This amount is classified as other current liabilities and primarily comprises advances from customers in take and ship or pay contracts, that, will be recognized as revenue based on future sales of natural gas or following the non-exercise
of the right by the customer.
8.5. Accounting policy for revenues
The Company evaluates contracts with customers that will be subject to revenue recognition and identifies the distinct goods and services promised in each of them.
Performance obligations are promises to transfer to the customer goods or services (or a bundle of goods or services) that are distinct, or series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.
Revenues are measured based on the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, reflecting the Company’s pricing methodologies and policies based on market parameters.
When transferring a good, that is, when the customer obtains its control, the company satisfies the performance obligation and recognizes the respective revenue, which usually occurs at a point in time upon delivery.